Intangible Assets, Net (Details) - Schedule of intangible assets, net consist - USD ($)	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Finite-Lived Intangible Assets [Line Items]
Total	$ 273,974	$ 301,691
Less: accumulated amortization	(116,523)	(123,208)
Intangible assets, net	$ 157,451	178,483
Land use rights [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	20 years
Total	$ 252,757	278,327
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 21,217	$ 23,364
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Useful life	10 years